Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Reportable Segments and Corporate Assets

The Company’s reportable segments and corporate assets are summarized in the following tables:

	Cauchari- Olaroz $	Pastos Grandes Basin $	Corporate $	Total $
As at December 31, 2025
Property, plant and equipment	-	8,444	930	9,374
Exploration and evaluation assets	-	340,999	15	341,014
Total assets	409,762	606,805	83,213	1,099,780
Total liabilities	-	(14,869)	(267,978)	(282,847)
For the year ended December 31, 2025
Property, plant and equipment additions	-	-	875	875
Loss	(39,766)	(5,564)	(31,550)	(76,880)
Exploration expenditures	-	(6,333)	(356)	(6,689)
Depreciation	-	(140)	(349)	(489)
Interest expense	-	-	(27,837)	(27,837)

21.
SEGMENTED INFORMATION (continued)

	Cauchari- Olaroz $	Pastos Grandes Basin $	Corporate $	Total $
As at December 31, 2024
Property, plant and equipment	-	8,584	404	8,988
Exploration and evaluation assets	-	343,779	15	343,794
Total assets	421,270	614,286	95,667	1,131,223
Total liabilities	-	(575)	(239,718)	(240,293)
For the year ended December 31, 2024
Property, plant and equipment additions	-	764	207	971
(Loss)/income	(28,232)	4,614	8,378	(15,240)
Exploration expenditures	-	(9,819)	(259)	(10,078)
Depreciation	-	(208)	(550)	(758)
Interest expense	-	-	(25,176)	(25,176)

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment

The Company’s non-current assets are segmented geographically as follows:

	Canada $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2025	343	443,408	443,751
As at December 31, 2024	244	385,457	385,701

[1] Non-current assets attributed to geographical locations exclude financial and other assets.